Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
January 31, 2020 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.8%
Aerospace/Defense - 3.3%
Arconic, Inc.	11,978	$358,741
Boeing Co.	1,089	346,596
General Dynamics Corp.	2,112	370,529
L3Harris Technologies, Inc.	1,893	418,978
Lockheed Martin Corp.	981	419,986
Northrop Grumman Corp.	1,083	405,659
Raytheon Co.	1,722	380,459
TransDigm Group, Inc.	649	417,489
United Technologies Corp.	2,536	380,907
		3,499,344
Airlines - 1.7%
Alaska Air Group, Inc.	5,553	358,668
American Airlines Group, Inc.	13,766	369,480
Delta Air Lines, Inc.	6,673	371,953
Southwest Airlines Co.	7,003	385,025
United Airlines Holdings, Inc. (a)	4,310	322,388
		1,807,514
Apparel - 3.0%
Capri Holdings Ltd. (a)	10,925	327,313
Hanesbrands, Inc.	29,419	404,805
NIKE, Inc. - Class B	4,312	415,245
PVH Corp.	4,035	351,731
Ralph Lauren Corp. - Class A	3,606	409,281
Tapestry, Inc.	16,253	418,840
Under Armour, Inc. - Class A (a)	11,165	225,310
Under Armour, Inc. - Class C (a)	11,551	207,456
VF Corp.	4,502	373,531
		3,133,512
Auto Manufacturers - 1.1%
Ford Motor Co.	45,891	404,759
General Motors Co.	11,868	396,272
PACCAR, Inc.	4,623	343,073
		1,144,104
Auto Parts&Equipment - 0.7%
Aptiv PLC	4,504	381,894
BorgWarner, Inc.	9,670	331,584
		713,478
Biotechnology - 1.0%
Corteva, Inc.	35,808	1,035,567
Building Materials - 2.8%
Fortune Brands Home & Security, Inc.	5,820	399,892
Johnson Controls International PLC	9,355	369,055
Martin Marietta Materials, Inc.	3,434	905,889
Masco Corp.	8,061	383,059
Vulcan Materials Co.	6,618	937,307
		2,995,202
Chemicals - 12.8%
Air Products & Chemicals, Inc.	4,095	977,517
Albemarle Corp.	14,233	1,142,625
Celanese Corp.	7,603	786,911
CF Industries Holdings, Inc.	21,016	846,525
Dow, Inc.	17,802	820,138
DuPont de Nemours, Inc.	14,641	749,326
Eastman Chemical Co.	12,066	859,944
Ecolab, Inc.	5,115	1,003,103
FMC Corp.	9,553	913,171
International Flavors & Fragrances, Inc.	7,079	928,128
Linde PLC	4,519	917,944
LyondellBasell Industries NV	10,238	797,131
Mosaic Co.	50,925	1,010,352
PPG Industries, Inc.	7,113	852,422
Sherwin-Williams Co.	1,715	955,238
		13,560,475
Commercial Services - 5.6%
Automatic Data Processing, Inc.	2,332	399,681
Cintas Corp.	1,432	399,485
Equifax, Inc.	2,733	409,677
FleetCor Technologies, Inc. (a)	1,273	401,288
Gartner, Inc. (a)	2,477	398,252
Global Payments, Inc.	2,188	427,645
H&R Block, Inc.	18,023	418,134
IHS Markit Ltd. (a)	5,068	399,662
Nielsen Holdings PLC	18,995	387,498
PayPal Holdings, Inc. (a)	3,647	415,357
Quanta Services, Inc.	9,214	360,728
Robert Half International, Inc.	6,131	356,640
Rollins, Inc.	11,499	436,387
United Rentals, Inc. (a)	2,324	315,344
Verisk Analytics, Inc.	2,535	411,861
		5,937,639
Computers - 4.5%
Accenture PLC - Class A	1,911	392,156
Apple, Inc.	1,419	439,195
Cognizant Technology Solutions Corp.	6,373	391,175
DXC Technology Co.	10,458	333,401
Fortinet, Inc. (a)	3,717	428,793
Hewlett Packard Enterprise Co.	24,659	343,500
HP, Inc.	19,289	411,241
International Business Machines Corp.	2,908	417,967
Leidos Holdings, Inc.	4,276	429,610
NetApp, Inc.	6,195	330,813
Seagate Technology PLC	6,726	383,315
Western Digital Corp.	7,227	473,368
		4,774,534
Distribution/Wholesale - 1.4%
Copart, Inc. (a)	4,276	433,843
Fastenal Co.	10,234	356,962
LKQ Corp. (a)	11,720	383,068
W.W. Grainger, Inc.	1,134	343,228
		1,517,101
Diversified Financial Services - 1.5%
Alliance Data Systems Corp.	3,571	367,063
MasterCard, Inc. - Class A	1,292	408,194
Visa, Inc. - Class A	2,113	420,424
Western Union Co.	14,427	388,086
		1,583,767
Electrical Components & Equipment - 0.7%
AMETEK, Inc.	3,825	371,599
Emerson Electric Co.	4,983	356,932
		728,531
Electronics - 2.9%
Allegion PLC	3,082	398,564
Amphenol Corp.	3,658	363,861
Flir Systems, Inc.	7,376	380,159
Fortive Corp.	5,043	377,872
Garmin Ltd.	4,347	421,442
Honeywell International, Inc.	2,128	368,612
Keysight Technologies, Inc. (a)	3,643	338,763
TE Connectivity Ltd.	4,163	383,745
		3,033,018
Engineering & Construction - 0.4%
Jacobs Engineering Group, Inc.	4,208	389,366
Environmental Control - 1.1%
Pentair PLC	8,267	354,902
Republic Services, Inc.	4,293	408,050
Waste Management, Inc.	3,376	410,859
		1,173,811
Forest Products & Paper - 0.8%
International Paper Co.	20,460	833,131
Hand/Machine Tools - 0.7%
Snap-On, Inc.	2,419	386,145
Stanley Black & Decker, Inc.	2,283	363,750
		749,895
Home Builders - 1.7%
DR Horton, Inc.	7,721	457,083
Lennar Corp. - Class A	7,249	481,044
NVR, Inc. (a)	116	442,768
PulteGroup, Inc.	10,472	467,575
		1,848,470
Home Furnishings - 0.8%
Leggett & Platt, Inc.	8,346	397,186
Whirlpool Corp.	2,836	414,538
		811,724
Household Products/Wares - 0.9%
Avery Dennison Corp.	7,294	957,265
Housewares - 0.4%
Newell Brands, Inc.	22,197	433,507
Information - 0.4%
NortonLifeLock, Inc.	15,091	428,886
Internet - 2.7%
Amazon.com, Inc. (a)	261	524,276
Booking Holdings, Inc. (a)	213	389,907
CDW Corp.	2,834	369,696
eBay, Inc.	11,929	400,337
Expedia Group, Inc. - Class A	3,742	405,820
F5 Networks, Inc. (a)	2,815	343,768
VeriSign, Inc. (a)	2,045	425,646
		2,859,450
Iron/Steel - 0.7%
Nucor Corp.	16,804	798,022
Leisure Time - 1.5%
Carnival Corp.	8,917	388,157
Harley-Davidson, Inc.	11,344	378,890
Norwegian Cruise Line Holdings Ltd. (a)	7,584	408,398
Royal Caribbean Cruises Ltd.	3,369	394,443
		1,569,888
Lodging - 1.9%
Hilton Worldwide Holdings, Inc.	3,941	424,840
Las Vegas Sands Corp.	6,122	399,828
Marriott International, Inc.	2,889	404,633
MGM Resorts International	12,919	401,264
Wynn Resorts Ltd.	3,250	410,020
		2,040,585
Machinery-Construction & Mining - 0.3%
Caterpillar, Inc.	2,601	341,641
Machinery-Diversified - 3.1%
Cummins, Inc.	2,061	329,698
Deere & Co.	2,191	347,449
Dover Corp.	3,321	378,096
Flowserve Corp.	7,812	364,664
IDEX Corp.	2,257	369,809
Rockwell Automation, Inc.	1,849	354,379
Roper Technologies, Inc.	1,071	408,758
Wabtec Corp.	5,044	372,550
Xylem, Inc.	4,862	397,031
		3,322,434
Mining - 1.7%
Freeport-McMoRan, Inc.	73,731	818,414
Newmont Goldcorp Corp.	22,976	1,035,299
		1,853,713
Miscellaneous Manufacturing - 2.8%
3M Co.	2,245	356,192
AO Smith Corp. - Class A	8,141	347,539
Eaton Corp. PLC	4,031	380,809
General Electric Co.	33,423	416,116
Illinois Tool Works, Inc.	2,125	371,833
Ingersoll-Rand PLC	2,822	375,975
Parker-Hannifin Corp.	1,831	358,308
Textron, Inc.	8,712	400,142
		3,006,914
Office/Business Equipment - 0.7%
Xerox Holdings Corp.	10,657	379,070
Zebra Technologies Corp. (a)	1,505	359,725
		738,795
Packaging & Containers - 4.4%
Amcor PLC	89,852	951,532
Ball Corp.	14,982	1,081,401
Packaging Corp. of America	8,544	818,088
Sealed Air Corp.	24,952	885,796
WestRock Co.	23,196	904,644
		4,641,461
Retail - 10.3%
Advance Auto Parts, Inc.	2,779	366,133
AutoZone, Inc. (a)	374	395,677
Best Buy Co., Inc.	4,988	422,434
CarMax, Inc. (a)	4,309	418,145
Chipotle Mexican Grill, Inc. (a)	510	442,048
Darden Restaurants, Inc.	3,657	425,785
Dollar General Corp.	2,737	419,883
Dollar Tree, Inc. (a)	4,511	392,773
Gap, Inc.	25,374	441,761
Genuine Parts Co.	4,016	375,777
Home Depot, Inc.	1,973	450,041
Kohl's Corp.	8,768	374,832
L Brands, Inc.	23,942	554,497
Lowe's Cos., Inc.	3,588	417,069
Macy's, Inc.	27,898	444,973
McDonald's Corp.	2,133	456,398
Nordstrom, Inc.	11,024	406,345
O'Reilly Automotive, Inc. (a)	943	382,952
Ross Stores, Inc.	3,659	410,503
Starbucks Corp.	4,772	404,809
Target Corp.	3,317	367,325
Tiffany & Co.	3,163	423,905
TJX Cos., Inc.	7,013	414,048
Tractor Supply Co.	4,446	413,256
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,651	442,319
Yum! Brands, Inc.	4,221	446,455
		10,910,143
Semiconductors - 6.2%
Advanced Micro Devices, Inc. (a)	9,539	448,333
Analog Devices, Inc.	3,303	362,504
Applied Materials, Inc.	6,545	379,545
Broadcom, Inc.	1,227	374,431
Intel Corp.	6,796	434,468
IPG Photonics Corp. (a)	2,697	344,326
KLA Corp.	2,276	377,224
Lam Research Corp.	1,372	409,144
Maxim Integrated Products, Inc.	6,589	396,131
Microchip Technology, Inc.	3,825	372,861
Micron Technology, Inc. (a)	7,659	406,616
NVIDIA Corp.	1,753	414,462
Qorvo, Inc. (a)	3,453	365,535
QUALCOMM, Inc.	4,452	379,800
Skyworks Solutions, Inc.	3,509	397,044
Texas Instruments, Inc.	3,094	373,291
Xilinx, Inc.	4,075	344,256
		6,579,971
Shipbuilding - 0.4%
Huntington Ingalls Industries, Inc.	1,496	390,456
Software - 6.7%
Adobe Systems, Inc. (a)	1,220	428,391
Akamai Technologies, Inc. (a)	4,632	432,397
ANSYS, Inc. (a)	1,545	423,840
Autodesk, Inc. (a)	2,184	429,921
Broadridge Financial Solutions, Inc.	3,261	388,548
Cadence Design System, Inc. (a)	5,751	414,705
Citrix Systems, Inc.	3,540	429,119
Fidelity National Information Services, Inc.	2,875	413,023
Fiserv, Inc. (a)	3,364	399,004
Intuit, Inc.	1,498	420,009
Jack Henry & Associates, Inc.	2,682	401,066
Microsoft Corp.	2,535	431,533
Oracle Corp.	7,185	376,853
Paychex, Inc.	4,626	396,772
Salesforce.com, Inc. (a)	2,459	448,300
ServiceNow, Inc. (a)	1,426	482,316
Synopsys, Inc. (a)	2,873	423,796
		7,139,593
Telecommunications - 1.9%
Arista Networks, Inc. (a)	2,035	454,497
Cisco Systems, Inc.	8,652	397,732
Corning, Inc.	13,665	364,719
Juniper Networks, Inc.	16,268	373,188
Motorola Solutions, Inc.	2,425	429,225
		2,019,361
Textiles - 0.4%
Mohawk Industries, Inc. (a)	3,051	401,756
Toys/Games/Hobbies - 0.4%
Hasbro, Inc.	4,072	414,815
Transportation - 3.5%
CH Robinson Worldwide, Inc.	4,935	356,406
CSX Corp.	5,200	396,968
Expeditors International of Washington, Inc.	4,977	363,520
FedEx Corp.	2,272	328,622
JB Hunt Trasport Services, Inc.	3,333	359,731
Kansas City Southern	2,485	419,195
Norfolk Southern Corp.	1,983	412,880
Old Dominion Freight Line, Inc.	2,033	398,936
Union Pacific Corp.	2,118	380,011
United Parcel Service, Inc. - Class B	3,181	329,297
		3,745,566
TOTAL COMMON STOCKS (Cost $105,838,682)		105,864,405

EXCHANGE TRADED FUNDS - 0.0% (b)
SPDR S&P 500 ETF Trust	7	2,252
TOTAL EXCHANGE TRADED FUNDS (Cost $2,245)		2,252

SHORT-TERM INVESTMENTS - 0.4%
Money Market Deposit Accounts - 0.4%
U.S. Bank Money Market Deposit Account, 1.50% (c)	380,275	380,275
TOTAL SHORT-TERM INVESTMENTS (Cost $380,275)		380,275

Total Investments (Cost $106,221,202) - 100.2%		106,246,932
Liabilities in Excess of Other Assets - (0.2)%		(181,314)
TOTAL NET ASSETS - 100.0%		$106,065,618

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Less than 0.05%
(c)	The rate shown is as of January 31, 2020.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 105,864,405	$ -	$ -	$ -	$ 105,864,405
Exchange Traded Funds	2,252	-	-	-	2,252
Short-Term Investments	380,275	-	-	-	380,275
Total Investments in Securities	$ 106,246,932	$ -	$ -	$ -	$ 106,246,932
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2020, the Fund did not recognize any transfers to or from Level 3.